CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 shares
Sales and marketing expenses
Allocated share-based compensation expense	$ (709)	¥ (4,612)	¥ (5,082)
Product development expenses
Allocated share-based compensation expense	(1,389)	(9,039)	(16,202)
General and administrative expenses
Allocated share-based compensation expense	$ (3,292)	¥ (21,418)	¥ (26,958)
ADS
Number of ordinary shares per ADS	15	15	15	15